PROPERTY, PLANT AND EQUIPMENT - Reconciliation (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of property, plant and equipment
Opening balance	$ 175,284
Add: additions during the year	50,297
Depreciation, property, plant and equipment	(156,248)	$ (303,749)	$ (307,828)
Closing balance	69,333	175,284
Laboratory equipment
Reconciliation of property, plant and equipment
Opening balance	95,992
Depreciation, property, plant and equipment	(55,480)
Closing balance	40,512	95,992
Computer equipment
Reconciliation of property, plant and equipment
Opening balance	46,342
Add: additions during the year	47,714
Depreciation, property, plant and equipment	(66,416)
Closing balance	28,397	46,342
Leasehold improvements
Reconciliation of property, plant and equipment
Opening balance	32,193
Add: additions during the year	2,583
Depreciation, property, plant and equipment	(34,352)
Closing balance	424	32,193
At cost
Reconciliation of property, plant and equipment
Opening balance	3,285,926	3,283,541
Add: additions during the year	50,297	2,385
Closing balance	3,336,223	3,285,926	3,283,541
At cost | Laboratory equipment
Reconciliation of property, plant and equipment
Opening balance	1,451,389
Closing balance	1,451,389	1,451,389
At cost | Computer equipment
Reconciliation of property, plant and equipment
Opening balance	609,550
Add: additions during the year	47,715
Closing balance	609,550	609,550
At cost | Leasehold improvements
Reconciliation of property, plant and equipment
Opening balance	462,797
Add: additions during the year	2,583
Closing balance	462,797	462,797
Accumulated depreciation
Reconciliation of property, plant and equipment
Opening balance	(3,110,642)	(2,806,893)
Depreciation, property, plant and equipment	(156,248)	(303,749)
Closing balance	(3,266,890)	(3,110,642)	$ (2,806,893)
Accumulated depreciation | Laboratory equipment
Reconciliation of property, plant and equipment
Opening balance	(1,355,397)
Closing balance	(1,410,877)	(1,355,397)
Accumulated depreciation | Computer equipment
Reconciliation of property, plant and equipment
Opening balance	(563,208)
Closing balance	(628,868)	(563,208)
Accumulated depreciation | Leasehold improvements
Reconciliation of property, plant and equipment
Opening balance	(430,604)
Closing balance	$ (464,956)	$ (430,604)